Changes in the Group - Consolidated subsidiaries (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated subsidiaries
Net Profit (Loss)	€ (10,886,417)	€ (12,268,019)	€ (4,913,900)
Total equity	€ 55,157,089	€ 64,753,400	€ 77,905,223	€ (2,698,468)
VIA optronics GmbH
Consolidated subsidiaries
Ownership Interest	100.00%	100.00%
Net Profit (Loss)	€ (7,746,093)	€ (5,172,146)
Total equity	€ (21,070,865)	€ (13,979,548)
VIA optronics LLC
Consolidated subsidiaries
Ownership Interest	100.00%	100.00%
Net Profit (Loss)	€ 2,257,514	€ (661,914)
Total equity	€ (705,326)	€ (2,767,087)
VIA optronics (Suzhou) Co., Ltd.
Consolidated subsidiaries
Ownership Interest	100.00%	100.00%
Net Profit (Loss)	€ 3,185,854	€ 959,129
Total equity	€ 27,378,818	€ 23,312,443
VIA optronics (Taiwan) Ltd.
Consolidated subsidiaries
Ownership Interest	100.00%	100.00%
Net Profit (Loss)	€ 80,064	€ (34,457)
Total equity	€ 263,587	€ 193,760
VIA Germaneers
Consolidated subsidiaries
Ownership Interest	100.00%	100.00%
Net Profit (Loss)	€ 300,510	€ 109,492
Total equity	€ 1,750,262	€ 1,449,752
VIA Optronics (Philippines), Inc
Consolidated subsidiaries
Ownership Interest	100.00%	100.00%
Net Profit (Loss)	€ 91,359
Total equity	€ 341,481	€ 264,401
VTSTouchsensor Co., Ltd
Consolidated subsidiaries
Ownership Interest	65.00%	65.00%
Net Profit (Loss)	€ (1,083,004)	€ 708,757
Total equity	€ 338,312	€ 1,472,544